Quarterly Holdings Report
for
Fidelity Advisor® Small Cap Fund
August 31, 2026
ASCF-NPRT3-1026
1.805747.122
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 4.5%
Energy - 1.4%
Energy Equipment & Services - 1.4%
CES Energy Solutions Corp	2,439,000	32,679,556
Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	406,200	15,835,337
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	132,200	7,961,084
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrovaya Inc (United States) (a)(b)	782,428	5,203,146
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (b)	1,344,200	5,023,958
Materials - 0.7%
Metals & Mining - 0.7%
Almonty Industries Inc (b)	734,100	13,066,980
Major Drilling Group International Inc (b)	314,600	3,852,060
TOTAL MATERIALS		16,919,040
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Colliers International Group Inc Subordinate Voting Shares	61,500	6,179,065
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States) (a)	420,367	16,066,427
TOTAL CANADA		105,867,613
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Tonies SE Class A (b)	350,300	4,833,865
GRAND CAYMAN (UK OVERSEAS TER) - 0.7%
Financials - 0.7%
Insurance - 0.7%
Accelerant Holdings Class A (b)	797,571	15,736,076
ISRAEL - 0.5%
Information Technology - 0.5%
Software - 0.5%
Cellebrite DI Ltd (a)(b)	995,800	11,949,600
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Newamsterdam Pharma Co NV (b)	119,300	3,023,062
SWITZERLAND - 0.9%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Garrett Motion Inc	758,600	20,444,270
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Silicon Motion Technology Corp ADR	99,800	24,634,632
THAILAND - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	41,800	17,260,474
UNITED KINGDOM - 1.3%
Communication Services - 0.5%
Media - 0.5%
4imprint Group PLC	208,000	12,626,432
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	230,900	18,044,835
TOTAL UNITED KINGDOM		30,671,267
UNITED STATES - 88.5%
Consumer Discretionary - 11.5%
Automobile Components - 2.3%
Dorman Products Inc (a)(b)	171,317	22,074,196
Patrick Industries Inc (a)	243,596	19,906,665
Phinia Inc	180,400	12,346,576
		54,327,437
Diversified Consumer Services - 0.8%
Laureate Education Inc (b)	482,586	18,111,452
Hotels, Restaurants & Leisure - 1.7%
Brinker International Inc (b)	82,400	18,828,400
Lindblad Expeditions Holdings Inc (b)	286,900	7,620,064
Pursuit Attractions and Hospitality Inc (a)(b)	292,400	14,035,200
		40,483,664
Household Durables - 2.7%
Green Brick Partners Inc (b)	196,000	14,155,120
Installed Building Products Inc (a)	102,400	24,865,792
Lovesac Co/The (a)(b)	307,490	4,795,307
SharkNinja Inc (b)	108,966	20,974,865
		64,791,084
Specialty Retail - 2.5%
Academy Sports & Outdoors Inc	277,805	11,934,503
Boot Barn Holdings Inc (b)	142,700	21,494,901
Group 1 Automotive Inc	53,300	14,366,482
Murphy USA Inc	22,100	11,390,119
		59,186,005
Textiles, Apparel & Luxury Goods - 1.5%
Crocs Inc (b)	99,500	11,977,810
Kontoor Brands Inc	303,600	22,894,476
		34,872,286
TOTAL CONSUMER DISCRETIONARY		271,771,928
Consumer Staples - 1.6%
Beverages - 0.4%
Vita Coco Co Inc/The (b)	172,196	10,110,488
Consumer Staples Distribution & Retail - 1.2%
Performance Food Group Co (b)	155,700	15,440,769
Sprouts Farmers Market Inc (b)	157,600	12,929,504
		28,370,273
TOTAL CONSUMER STAPLES		38,480,761
Energy - 3.5%
Energy Equipment & Services - 3.0%
National Energy Services Reunited Corp (b)	804,000	28,228,440
Select Water Solutions Inc Class A	1,239,100	24,162,450
Weatherford International PLC	184,200	18,009,234
		70,400,124
Oil, Gas & Consumable Fuels - 0.5%
Chord Energy Corp	80,900	11,901,199
TOTAL ENERGY		82,301,323
Financials - 16.3%
Banks - 8.6%
Central BanCo Inc	234,200	7,518,991
Columbia Financial Inc	1,084,100	12,597,242
Community Financial System Inc	265,600	16,666,400
Connectone Bancorp Inc	619,455	19,475,665
CVB Financial Corp	884,800	19,616,016
First Bancorp/Southern Pines NC	239,900	15,216,857
First Hawaiian Inc	890,800	22,813,388
NBT Bancorp Inc	349,000	17,945,580
Pathward Financial Inc	148,700	12,113,102
Pinnacle Financial Partners Inc	177,300	17,724,681
SOUTHSTATE BANK CORP	256,100	26,862,330
TriCo Bancshares	276,200	14,743,556
		203,293,808
Capital Markets - 2.8%
Lazard Inc	166,600	7,202,118
PJT Partners Inc Class A (a)	144,200	26,012,238
Stifel Financial Corp	215,500	17,408,090
WisdomTree Inc (a)	692,500	16,661,550
		67,283,996
Consumer Finance - 1.5%
FirstCash Holdings Inc	140,600	30,154,482
SLM Corp	200,922	5,217,944
		35,372,426
Financial Services - 1.5%
Essent Group Ltd	380,423	25,701,378
PennyMac Financial Services Inc (a)	136,514	9,980,538
		35,681,916
Insurance - 1.9%
Primerica Inc	97,700	28,103,405
Selective Insurance Group Inc	176,900	16,149,201
		44,252,606
TOTAL FINANCIALS		385,884,752
Health Care - 16.3%
Biotechnology - 4.6%
Arcus Biosciences Inc (b)	247,900	7,258,512
Caris Life Sciences Inc (b)	39,217	999,641
CG oncology Inc (b)	104,100	7,824,156
Cogent Biosciences Inc (b)	417,472	14,611,520
Disc Medicine Inc (b)	77,000	6,056,050
Gilead Sciences Inc rights (b)(c)	72,100	1
Kymera Therapeutics Inc (b)	75,900	9,017,679
Legend Biotech Corp ADR (b)	98,600	2,048,908
Olema Pharmaceuticals Inc (b)	245,600	2,561,608
Oruka Therapeutics Inc (b)	117,100	10,845,802
Praxis Precision Medicines Inc (b)	28,100	9,843,430
Relay Therapeutics Inc (b)	457,600	8,410,688
Travere Therapeutics Inc (b)	113,000	7,489,640
Vaxcyte Inc (b)	149,700	9,092,778
Viking Therapeutics Inc (a)(b)	162,000	5,310,360
Viridian Therapeutics Inc (b)	231,800	5,368,488
		106,739,261
Health Care Equipment & Supplies - 2.5%
Artivion Inc (b)	249,700	6,739,403
iRadimed Corp	65,270	5,638,023
iRhythm Technologies Inc (b)	88,600	10,538,084
Lantheus Holdings Inc (b)	112,000	11,307,520
Merit Medical Systems Inc (b)	206,200	18,694,092
TransMedics Group Inc (b)	81,200	6,891,444
		59,808,566
Health Care Providers & Services - 3.7%
Chemed Corp	26,700	13,849,557
Ensign Group Inc/The	157,900	27,199,854
Guardian Pharmacy Services Inc Class A (b)	179,300	6,650,237
LifeStance Health Group Inc (b)	1,299,900	16,066,764
Privia Health Group Inc (b)	583,900	11,964,111
Progyny Inc (b)	498,700	12,761,733
		88,492,256
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International Inc (b)	136,000	39,200,640
Repligen Corp (b)	86,300	15,618,574
		54,819,214
Pharmaceuticals - 3.2%
Alumis Inc (b)	269,200	5,871,252
Crinetics Pharmaceuticals Inc (b)	201,000	17,074,950
Enliven Therapeutics Inc (b)	135,700	7,855,673
Indivior Pharmaceuticals Inc	382,100	13,346,753
Ligand Pharmaceuticals Inc (b)	57,000	16,193,700
MBX Biosciences Inc (b)	108,600	6,689,760
Structure Therapeutics Inc ADR (b)	96,300	4,421,133
Trevi Therapeutics Inc (b)	279,500	4,639,700
		76,092,921
TOTAL HEALTH CARE		385,952,218
Industrials - 18.6%
Aerospace & Defense - 1.0%
Ducommun Inc (b)	85,200	14,604,984
Hawkeye 360 Inc (a)	517,900	9,819,384
		24,424,368
Air Freight & Logistics - 0.6%
GXO Logistics Inc (b)	311,900	14,886,987
Building Products - 3.2%
AZZ Inc	172,000	23,591,520
Louisiana-Pacific Corp	321,100	22,640,761
Simpson Manufacturing Co Inc	162,400	29,655,864
		75,888,145
Commercial Services & Supplies - 0.9%
Brink's Co/The	196,860	21,443,960
Construction & Engineering - 2.8%
Cardinal Infrastructure Group Inc Class A	116,100	4,293,378
Construction Partners Inc Class A (b)	174,000	18,478,800
IES Holdings Inc (b)	114,200	34,602,600
Sterling Infrastructure Inc (b)	18,700	8,790,309
		66,165,087
Electrical Equipment - 0.4%
Nextpower Inc (b)	116,800	9,581,103
Machinery - 4.4%
Blue Bird Corp (a)(b)	271,700	15,799,355
CECO Environmental Corp (b)	170,790	12,160,248
Federal Signal Corp	166,700	19,503,900
SPX Technologies Inc (b)	121,400	23,885,450
Terex Corp	493,560	31,345,996
		102,694,949
Passenger Airlines - 1.1%
SkyWest Inc (b)	277,000	26,220,820
Professional Services - 1.4%
ExlService Holdings Inc (b)	433,100	16,492,448
KBR Inc	443,200	16,620,000
		33,112,448
Trading Companies & Distributors - 2.8%
Applied Industrial Technologies Inc	42,900	13,898,742
Herc Holdings Inc	105,000	15,995,700
Rush Enterprises Inc Class A	223,691	17,186,180
Xometry Inc Class A (b)	214,500	19,882,005
		66,962,627
TOTAL INDUSTRIALS		441,380,494
Information Technology - 11.1%
Electronic Equipment, Instruments & Components - 5.2%
Advanced Energy Industries Inc	21,900	6,063,234
Bel Fuse Inc Class B (a)	66,700	16,626,643
Belden Inc	200,200	22,914,892
OSI Systems Inc (b)	66,400	13,805,224
Sanmina Corp (b)	176,000	34,622,720
TD SYNNEX Corp	86,641	21,907,177
TTM Technologies Inc (b)	58,000	6,897,360
		122,837,250
IT Services - 0.2%
Boost Run Inc Class A	303,459	5,289,290
Semiconductors & Semiconductor Equipment - 2.1%
Axcelis Technologies Inc (b)	77,300	8,915,009
Diodes Inc (b)	28,300	2,569,640
MACOM Technology Solutions Holdings Inc (b)	31,400	8,284,262
Veeco Instruments Inc (b)	696,860	30,870,898
		50,639,809
Software - 3.6%
Agilysys Inc (a)(b)	141,900	16,518,579
Intapp Inc (b)	435,800	18,900,646
InterDigital Inc (a)	104,200	34,910,126
Manhattan Associates Inc (b)	65,300	14,574,307
		84,903,658
TOTAL INFORMATION TECHNOLOGY		263,670,007
Materials - 5.1%
Chemicals - 2.7%
Ecovyst Inc (b)	1,331,100	13,537,287
Element Solutions Inc	687,500	24,433,750
Minerals Technologies Inc	176,000	12,481,920
Perimeter Solutions Inc (b)	458,600	13,987,300
		64,440,257
Construction Materials - 1.2%
Eagle Materials Inc	146,300	28,420,238
Metals & Mining - 1.2%
Commercial Metals Co	275,600	18,594,732
Constellium SE (b)	401,400	10,609,002
		29,203,734
TOTAL MATERIALS		122,064,229
Real Estate - 3.4%
Diversified REITs - 0.9%
Essential Properties Realty Trust Inc	692,101	20,763,030
Health Care REITs - 1.9%
American Healthcare REIT Inc (a)	429,700	23,723,737
CareTrust REIT Inc	520,900	20,289,055
		44,012,792
Retail REITs - 0.6%
Acadia Realty Trust	742,800	15,205,116
TOTAL REAL ESTATE		79,980,938
Utilities - 1.1%
Gas Utilities - 1.1%
Southwest Gas Holdings Inc	307,300	27,143,808
TOTAL UNITED STATES		2,098,630,458
TOTAL COMMON STOCKS (Cost $1,780,640,085)		2,333,051,317

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 2000 ETF (a) (Cost $19,328,149)	84,800	24,925,264

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	13,422,593	13,425,278
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	126,024,877	126,037,480
TOTAL MONEY MARKET FUNDS (Cost $139,461,972)			139,462,758

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $1,939,430,206)	2,497,439,339
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(125,560,415)
NET ASSETS - 100.0%	2,371,878,924

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $56,707,433.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	3,327,700	595,522,803	585,422,585	865,534	(3,426)	786	13,425,278	13,422,593
Fidelity Securities Lending Cash Central Fund	75,484,632	836,457,702	785,904,762	196,663	(92)	-	126,037,480	126,024,877
	78,812,332	1,431,980,505	1,371,327,347	1,062,197	(3,518)	786	139,462,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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